IMPAIRMENT OF NON-CURRENT ASSET (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Impairment Of Non-current Asset [Abstract]
Impairment of non-current asset	$ 125,200
Deferred income tax recovery	(31,237)
Impairment of non-current asset, net of tax	$ 93,963